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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bill & Melinda Gates Foundation Trust
                 -------------------------------------
   Address:      2365 Carillon Point
                 -------------------------------------
                 Kirkland, WA 98033
                 -------------------------------------

Form 13F File Number: 28-10098
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Authorized Agent
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Michael Larson           Kirkland, Washington      August 14, 2008
   ------------------------------  ------------------------   -----------------
            [Signature]                  [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 50
                                        --------------------

Form 13F Information Table Value Total: $9,166,869
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number         Name

1         28-05147                     Michael Larson
------       -----------------         ---------------------------------

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                                                      FORM 13 INFORMATION TABLE
                                                         As of June 30, 2008

COLUMN 1                       COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8

                                                                                                              VOTING AUTHORITY
                               TITLE OF                   VALUE     SHRS OR  SH/  PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                 CLASS            CUSIP   (x$1,000)   PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE   SHARED    NONE
--------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                    COM            002824100   183,811  3,470,100  SH         OTHER      1            3,470,100
AMERICAN INTL GROUP INC        COM            026874107    66,150  2,500,000  SH         OTHER      1            2,500,000
ANSYS INC                      COM            03662Q105       897     19,034  SH         OTHER      1               19,034
ARCHER DANIELS MIDLAND CO      COM            039483102    73,484  2,177,300  SH         OTHER      1            2,177,300
AUTONATION                     COM            05329W102    24,198  2,415,000  SH         OTHER      1            2,415,000
BANK FLA CORP NAPLES           COM            062128103     1,576    217,400  SH         OTHER      1              217,400
BAXTER INTL INC                COM            071813109   127,880  2,000,000  SH         OTHER      1            2,000,000
BERKSHIRE HATHAWAY INC DEL     CL B           084670207 3,811,400    950,000  SH         OTHER      1              950,000
BP PLC                         SPONSORED ADR  055622104   322,318  4,633,000  SH         OTHER      1            4,633,000
CANADIAN NATL RY CO            COM            136375102   377,411  7,849,653  SH         OTHER      1            7,849,653
CATERPILLAR INC                COM            149123101   231,795  3,140,000  SH         OTHER      1            3,140,000
COCA COLA CO                   COM            191216100   113,420  2,182,000  SH         OTHER      1            2,182,000
COCA COLA FEMSA S A B DE C V   SPON ADR REP L 191241108   231,772  4,110,158  SH         OTHER      1            4,110,158
COMCAST CORP NEW               CL A SPL       20030N200    50,652  2,700,000  SH         OTHER      1            2,700,000
COSTCO WHSL CORP NEW           COM            22160K105   359,678  5,128,000  SH         OTHER      1            5,128,000
COX RADIO INC                  CL A           224051102     1,180    100,000  SH         OTHER      1              100,000
CROCS INC                      COM            227046109     8,010  1,000,000  SH         OTHER      1            1,000,000
CROWN CASTLE INTL CORP         COM            228227104   206,543  5,332,900  SH         OTHER      1            5,332,900
DICKS SPORTING GOODS           COM            253393102    18,627  1,050,000  SH         OTHER      1            1,050,000
DISNEY WALT CO                 COM            254687106     3,120    100,000  SH         OTHER      1              100,000
EASTMAN KODAK CO               COM            277461109    80,087  5,550,000  SH         OTHER      1            5,550,000
EXPEDITORS INTL WA INC         COM            302130109    66,564  1,548,000  SH         OTHER      1            1,548,000
EXXON MOBIL CORP               COM            30231G102   333,572  3,785,000  SH         OTHER      1            3,785,000
FEDEX CORP                     COM            31428X106   120,155  1,525,000  SH         OTHER      1            1,525,000
GREATER CHINA FD INC           COM            39167B102     1,756    135,700  SH         OTHER      1              135,700
GRUPO TELEVISA SA DE CV        SP ADR REP ORD 40049J206   146,227  6,190,800  SH         OTHER      1            6,190,800
HOME DEPOT INC                 COM            437076102    32,835  1,402,000  SH         OTHER      1            1,402,000
IAC INTERACTIVECORP            COM            44919P300    20,630  1,070,000  SH         OTHER      1            1,070,000
JOHNSON & JOHNSON              COM            478160104   161,825  2,515,156  SH         OTHER      1            2,515,156
LILLY ELI & CO                 COM            532457108    43,298    938,000  SH         OTHER      1              938,000
MARTIN MARIETTA MATLS INC      COM            573284106    25,898    250,000  SH         OTHER      1              250,000
MCDONALDS CORP                 COM            580135101   273,651  4,867,500  SH         OTHER      1            4,867,500
MERCK & CO INC                 COM            589331107   303,802  8,060,550  SH         OTHER      1            8,060,550
NORFOLK SOUTHN CORP            COM            655844108    50,136    800,000  SH         OTHER      1              800,000
NUVELO INC                     COM            67072M301        19     33,333  SH         OTHER      1               33,333
PFIZER INC                     COM            717081103    59,236  3,390,700  SH         OTHER      1            3,390,700
PROGRESSIVE CORP OHIO          COM            743315103    37,440  2,000,000  SH         OTHER      1            2,000,000
RADNET INC                     COM            750491102     3,905    629,779  SH         OTHER      1              629,779
REPUBLIC SVCS INC              COM            760759100    40,095  1,350,000  SH         OTHER      1            1,350,000
SCHERING PLOUGH CORP           COM            806605101   294,507 14,957,200  SH         OTHER      1           14,957,200
SEATTLE GENETICS INC           COM            812578102    29,788  3,521,088  SH         OTHER      1            3,521,088
SONY CORP                      ADR NEW        835699307     4,374    100,000  SH         OTHER      1              100,000
TEVA PHARMACEUTICAL INDS LTD   ADR            881624209    12,714    277,595  SH         OTHER      1              277,595
TRACTOR SUPPLY CO              COM            892356106    29,040  1,000,000  SH         OTHER      1            1,000,000
TYCO INTERNATIONAL LTD BERMUDA SHS            G9143X208    48,008  1,199,000  SH         OTHER      1            1,199,000
VIACOM INC NEW                 CL B           92553P201    15,270    500,000  SH         OTHER      1              500,000
WAL MART STORES INC            COM            931142103   267,119  4,753,000  SH         OTHER      1            4,753,000
WASHINGTON MUTUAL              COM            939322103    14,790  3,000,000  SH         OTHER      1            3,000,000
WASTE MGMT INC DEL             COM            94106L109   257,152  6,819,201  SH         OTHER      1            6,819,201
WYETH                          COM            983024100   179,054  3,733,400  SH         OTHER      1            3,733,400